Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those variable interest entities (the “VIEs”) of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

 In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates certain of its businesses which are subject to restrictions in the PRC through PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group, through its wholly foreign owned PRC subsidiaries (“WFOEs”), entered into a series of contractual arrangements with certain PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to have the power to direct the activities that most significantly impact the VIEs, and receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these VIEs, and therefore the Group consolidated these VIEs.

For all periods presented in these consolidated financial statements, the Group consolidates the financial results of both existing VIEs and former VIEs during the period in which the Group had control, i.e., from the date control was obtained through the date of disposal, if any.

Existing VIEs: Following the acquisition of Times Good, the Group, through the WFOE of Huazhixing, has entered into a series of contractual arrangements with Huazhi Future and its respective Nominee Shareholders. Management has concluded that the Group is the primary beneficiary of the VIEs (the “Existing VIEs”). Accordingly, the Group consolidates the financial results of Huazhi Future and its subsidiaries in its consolidated financial statements. See Note 14 for details.

Former VIEs: Prior to their respective disposals, the Group consolidated the following PRC domestic companies and their subsidiaries as VIEs: (i) Puyi Bohui and its subsidiaries (disposed of in September 2025 as part of the Disposed Puyi Group), and (ii) Fanhua RONS Technologies and Xinbao Investment and their subsidiaries (disposed of in December 2024) (collectively, the “Former VIEs”). For each of these Former VIEs, the Group had entered into contractual arrangements with the relevant Nominee Shareholders and concluded that it was the primary beneficiary. As a result, the Group consolidated the financial results of these entities up to the effective date of each disposal. See Note 14 for additional information.

To align with the termination of act-in-concert arrangements among Meidiya and the other shareholders of FHISLA by mutual agreement of the parties, a disposal plan was formed in January 2025 to divest the Group’s claim adjusting businesses. The Company’s sales of the Disposed Adjusting Group, Disposed Puyi Group and deconsolidation of the Deconsolidated AIFU Group (collectively referred to as the “Disposed Group”) represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposed Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted. Refer to Note 4 for further discussion on the Group’s discontinued operations.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Group bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, inventory write-downs, the allowance for credit losses, estimated useful lives of property, plant, and equipment, intangible assets and operating lease right-of-use assets, goodwill valuation, recognition of share-based compensation expenses, short term investment, the realization of deferred tax assets and impairment assessment of long-lived assets.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the “cash and cash equivalents and restricted cash” in the consolidated statements of cash flows. The Group’s restricted cash primarily consists of cash deposits in segregated bank accounts pledged as collateral for letters of credit issued to settle business transactions. Such deposits are required by the issuing banks as security for the Group’s letter of credit facilities. As of June 30, 2026, the balance of restricted cash amounted to RMB6,503.

Short Term Investments
(d)	Short Term Investments

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed by certain financial institutions and the Group can redeem the deposits at any time. The Group records wealth management products with variable interest rates with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments, with changes in fair value recognized in earnings within “net losses from fair value changes.”

Under ASC 321, equity investments with readily determinable fair values are measured at fair value, with changes in fair value recognized in net income. The Group’s equity investments as of June 30, 2026 are measured at fair value and recorded within “short term investments” on the consolidated balance sheets. These investments are remeasured to fair value at each reporting date, and unrealized and realized gains and losses are recognized in the consolidated statements of operations and comprehensive loss under “net losses from fair value changes.”

No impairment losses were recognized on short-term investments or equity investments for the fiscal year ended June 30, 2025 and 2026. Under ASC 321, equity investments measured at fair value are not subject to impairment assessment because changes in fair value are recognized in net income as they occur.

Accounts Receivable
(e)	Accounts Receivable

Accounts receivable is recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivable primarily represents fees receivable on provision of computing power and algorithm solutions services as well as sales of health and wellness products from customers. Accounts receivable is generally settled within 30 days since the initial recognition pursuant to the payment terms in the contract with customers.

The Group evaluates the collectability of its accounts receivable based on a combination of factors. The provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model by pooling accounts receivable into various age buckets (e.g., within 1 year, 1-2 years, 2-3 years and longer than 3 years) as balances within the same range of aging share similar risk characteristics and applying expected credit loss rates to each pool. The Group has fully provided CECL for accounts receivable aging longer than three years. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including relevant available information from internal and external sources, related to past events, historical credit loss experience, current and future economic events as well as other conditions that may be beyond the Group’s control. Credit loss expenses are assessed periodically and included in general and administrative expenses on the consolidated statements of operations and comprehensive loss. Accounts receivable that are deemed uncollectible when all collection efforts have been exhausted, which typically lasts for no less than three years past due, are written off against the allowance for credit loss. Based on management’s assessment, allowance of nil and RMB4 for credit losses was recorded for the fiscal year ended June 30, 2025 and 2026, respectively.

Inventories, net
(f)	Inventories, net

Inventories are stated at the lower of cost and net realizable value. Inventories primarily consist of:

●	Raw materials, goods in transit, and finished goods related to the bird’s nest-based nutritional products;

●	Raw materials, goods in transit, and finished goods used in the manufacture of mobile charging robots and other mobile energy replenishment equipment;

●	Finished goods related to premium tea products;

●	Wild-grown ginseng roots that are under cultivation and have not yet been harvested.

For bird’s nest products and mobile charging robots and other mobile energy replenishment equipment, and premium tea, the cost of inventories includes direct materials, direct labor, and an appropriate allocation of manufacturing overhead. Cost is determined using the first-in, first-out (FIFO) method except for ginseng which is valued using the specific identification method. The Group’s premium tea products and wild-grown ginseng roots were acquired through the acquisition of Oriental Group and Carve Group, respectively. Subsequent to the acquisition date, these inventories are measured at the lower of cost and net realizable value in accordance with ASC 330, with the acquisition-date fair value representing their deemed cost. At the acquisition date, the acquired premium tea products were classified as finished goods and required no further processing. Subsequent to the Acquisition, cost consists of the acquisition-date fair value plus any subsequent costs directly attributable to bringing the products to their present location and condition for sale. The fair value step-up is recognized in cost of goods sold upon sale. The Group does not maintain manufacturing facilities or production lines for tea products; accordingly, these inventories do not include direct labor or manufacturing overhead after the Acquisition. The acquired ginseng roots are maintained in their plantation sites and are under cultivation till harvest and sale upon customer demand. Subsequent to the Acquisition, the Group capitalizes expenditures directly attributable to maintaining the ginseng roots till to the saleable condition, including cultivation, pest control, pruning, irrigation, and other related growing costs. Although these premium tea products and ginseng roots are held for sale in the ordinary course of business and classified as inventory, the Group expects their realization to extend beyond the next twelve months due to their strategic nature as long-term reserves. The Group regularly assesses the net realizable value of its inventories. A provision for obsolescence (inventory write-down) is recognized when the carrying amount exceeds the estimated net realizable value. This estimation considers factors such as quality deterioration, spoilage, aging, declines in market prices. For the fiscal year ended June 30, 2025 and 2026, inventory write-downs of nil and RMB57 were recorded based on the assessment.

Other receivables
(g)	Other receivables

Other receivables primarily include receivable disposal of an investment, receivables from sales recognized on a net basis, receivables from corporations and individuals, deposits, advances to staff and other miscellaneous receivables. Management reviews the composition of deposits and other receivables and determines if an allowance for credit loss is needed. Based on management’s assessment, allowance of nil and RMB2,981 for credit losses was recorded for the fiscal year ended June 30, 2025 and 2026, respectively, while the allowance of RMB2,981 for credit losses was fully written off during fiscal year 2026.

Property, Plant and Equipment, net
(h)	Property, Plant and Equipment, net

Property, plant and equipment include building, charging piles and robots, machinery and equipment, office equipment, furniture and fixtures, motor vehicle, and electronic equipment.

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20	10%
Machinery and equipment	3-10	0-5%
Charging piles and robots	5-10	5%
Office equipment, furniture and fixtures	3-5	0%-5%
Motor vehicles	3-5	5%
Electronic equipment	3-10	5%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating costs	-	-	986
General and administrative expenses	-	-	693
Research and development expenses	-	-	1
Depreciation expense	-	-	1,680

Business combinations and non-controlling interests
(i)	Business combinations and non-controlling interests

The Group evaluates acquisitions of assets to assess whether or not the transaction should be accounted for as a business combination or asset acquisition. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a “screen test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an asset acquisition, no goodwill is recognized.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The consideration transferred in a business combination is measured as the aggregate of the acquisition-date fair value of the assets transferred, liabilities incurred by the Group to the selling shareholders of the acquiree, and the equity interests issued by the Group.

Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the consideration transferred, the fair value of any non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

The consideration for the Group’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. Contingent consideration also takes the form of a right of the Group to the returns of previously transferred assets or issued equity interests from the sellers of the acquired business. Both the rights and obligations for such contingent consideration returns and payments are recorded at fair value on the acquisition date. The Group’s contingent right to receive a return of some equity interests issued (i.e., contingently returnable shares) is recognized as an asset and measured at fair value. The Group’s obligation to pay contingent consideration is recognized and classified as a liability and measured at fair value. The contingent consideration rights and obligations are subsequently evaluated each reporting period with changes in fair value recognized as a gain or loss and recorded within change in the fair value of contingent assets and liabilities in the consolidated statements of operations and comprehensive loss.

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income (loss) on the consolidated statements of operations and comprehensive loss includes the net income (loss) attributable to non-controlling interests. The portion of equity attributable to non-controlling interests is presented separately from the Group’s equity in the consolidated balance sheets.

Goodwill and Other Intangible Assets
(j)	Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

The Group had three reporting units from December 31, 2023 upon the completion of the business combination transaction of AIFU to January 1, 2025 upon the completion of the disposal of the claim adjusting business (see Note 4 for details).

From January 1, 2025 to August 31, 2025 upon the completion of the business combination transaction of Carve Group, the Group operated in two reporting units. From August 31, 2025 to September 30, 2025 upon the completion of the disposal of the wealth management business (see Note 4 for details), the Group operated in three reporting units.

From September 30, 2025 to October 31, 2025 upon the completion of the business combination transaction of Real Prospect, the Group operated in two reporting units. From October 31, 2025 to December 22, 2025 upon the deconsolidation of the agency service business (see Note 4 for details), the Group operated in three reporting units.

From December 22, 2025 to March 31, 2026 upon the completion of the business combination transaction of Times Good, the Group operated in two reporting units. As of June 30, 2026, the Group operated in three reporting units.

The impairment test for goodwill is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. In testing goodwill for impairment, the Group elects to perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more-likely-than-not determination. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates, operating margins and the discount rates applicable to future cash flows. For the fiscal year ended June 30, 2025 and 2026, no impairment of goodwill was recorded based on the assessment.

Intangible Assets

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software Copyright	5-10
Patent right	5-10
Trademark right	5-10
Forest land use right	31
Customer Relations and Sales Channels	5
Scientific Research Collaboration and Intellectual Property Coordination	3
Supply Chain and Production Qualifications	5
Brands	indefinite useful life
Domain names	indefinite useful life

Asset acquisition
(k)	Asset acquisition

When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on their cost, which generally includes the transaction costs of the asset acquisition. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill. For the fiscal year ended June 30, 2026, the Company entered into an asset acquisition to acquire certain premium tea assets for strategic purposes as long-term reserves and development. The acquired assets primarily consisted of inventories of RMB441 million (amount not presented in thousands). The Company accounted for this transaction as an asset acquisition as the acquired assets did not constitute a business. There were no such asset acquisitions during the fiscal year ended June 30, 2025.

Investments in Affiliates
(l)	Investments in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest. Under the equity method, investments are initially recognized at cost and subsequently adjusted to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and its share of other comprehensive income. The Group recorded nil and an investment loss of RMB10,354 in share of loss of affiliates in the consolidated statements of operations and comprehensive loss for the fiscal year ended June 30, 2025 and 2026, respectively.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Impairment of Long-Lived Assets
(m)	Impairment of Long-Lived Assets

Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. No impairment loss on property, plant, and equipment or intangible assets was recorded during the fiscal years ended June 30, 2025 and 2026 in the consolidated statements of operations and comprehensive loss.

Redeemable ordinary shares
(n)	Redeemable ordinary shares

The Company accounts for ordinary shares subject to possible redemption in accordance with ASC 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to conditional redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the control of the Company is classified as mezzanine equity. The Company evaluates the probability of these redeemable ordinary shares becoming redeemable at each reporting date. If it is probable that the redeemable ordinary shares will become redeemable, the Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period.

Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against retained earnings, in the absence of retained earnings, as a charge against additional paid-in capital. Accordingly, if the ordinary shares are not currently redeemable and it is not probable that the ordinary shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

Treasury Shares
(o)	Treasury Shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings.

Income Taxes
(p)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. Accrued interest or penalties are included on the other tax liabilities line in the consolidated balance sheets.

Share-based Compensation
(q)	Share-based Compensation

All forms of share-based payments to employees and non-employees, including restricted share units, stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of operations and comprehensive loss. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Employee Benefit Plans
(r)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of operations and comprehensive loss as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(s)	Revenue Recognition

The Group has ceased its wealth management business since the disposal of the Disposed Puyi Group and its agency business since the deconsolidation of the Deconsolidated AIFU Group (see Note 4 for details). Additionally, following the disposal of the Disposed Adjusting Group in January 2025, the Group has no longer engaged in the claim adjusting business (see Note 4 for details). Subsequent to the Transactions, the Group’s primary operating businesses focus on computing power and algorithm solutions services (including AI computing power services and AI industry application solutions) and sales of AI compute servers, which constitute the Group’s major revenue streams. The Group also generates revenues from sales of mobile charging robots and charging piles, convenient charging services, sales of health and wellness products, commercial planning and consulting services, and sales of other electronic products.

Revenue is measured at the transaction price, which is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Group recognizes revenue when control of promised goods or services is transferred to a customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenue recognition is assessed under the five-step model prescribed by relevant accounting standards:

●	Identify the contract(s) with a customer.

●	Identify the performance obligation(s) in the contract.

●	Determine the transaction price.

●	Allocate the transaction price to the performance obligation(s).

●	Recognize revenue when (or as) the Group satisfies a performance obligation.

The Group disaggregates revenue based on type of goods and services, which represents the primary category of disaggregated revenue for disclosure purposes under ASC 606-10-50-12 and ASC 606-10-50-20. Significant judgments are made by management when: (1) evaluating whether promised goods or services are distinct and identifying performance obligations under ASC 606-10-25-14 and ASC 606-10-25-19; (2) evaluating whether the Group acts as principal or agent in customer arrangements under ASC 606-10-55-37A and ASC 606-10-55-39; (3) determining the timing of satisfaction of performance obligations, including evaluating whether control transfers at a point in time or over time; and (4) assessing substantive customer acceptance provisions that affect the timing of revenue recognition.

The Group evaluates whether it acts as a principal or an agent in customer arrangements under ASC 606-10-55-37A and ASC 606-10-55-39. The Group is a principal and recognizes revenue on a gross basis if it obtains control of the specified goods or services before transfer to the customer, maintains primary responsibility for fulfillment, bears inventory or performance risks, and has substantive pricing discretion. The Group is an agent and recognizes revenue on a net basis (only commissions or service fees earned) if it does not control the underlying goods or services prior to transfer and arranges for third-party parties to provide the underlying goods or services.

Performance obligations are satisfied either at a point in time or over time. Revenue is recognized over time if any one of the following criteria is met: (a) the customer simultaneously receives and consumes the benefits of the Group’s performance as the Group renders services; (b) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Group’s performance does not create an asset with an alternative use to the Group, and the Group has an enforceable right to payment for performance completed to date. For performance obligations satisfied over time, revenue is recognized systematically over the service term. For all other performance obligations, revenue is recognized at a point in time when control of the promised goods or services transfers to the customer.

Major Revenue Streams Accounting Policy

Revenue from AI computing power service

The Group provides specified high-performance AI computing power services to customers for AI model training and downstream value-added computing businesses. The Group contracts with multiple third-party computing resource providers and centrally manages the allocation and deployment of third-party computing resources used to deliver services to customers. The Group is responsible for maintaining continuity of service and may reallocate customers to alternative computing resources when the originally allocated resources become unavailable or experience service interruptions. Customers simultaneously receive and consume the benefits provided by the Group’s performance throughout the contract term. Accordingly, revenue from AI computing power services is recognized over time on a straight-line basis over the contract period, as the Group fulfills its service performance obligations continuously during the contract term. The Group does not own or control the underlying server infrastructure. Instead, the Group maintains control over the specified AI computing power services delivered to customers and serves as the primary party responsible for service delivery, performance stability and customer service fulfillment. The Group does not bear inventory risk associated with the underlying server infrastructure. Customer consideration consists of a fixed monthly fee determined by the Group, and revenue recognition is not dependent on customers’ actual usage of computing resources. Accordingly, the Group acts as a principal in these service arrangements and recognizes related revenue on a gross basis.

The Group evaluates each customer service arrangement under ASC 606-10-25-14 and ASC 606-10-25-19 to identify performance obligations. The service arrangement represents a single distinct performance obligation. The service is capable of being distinct as customers can benefit from the computing power services on their own with readily available resources and is distinct within the context of the contract as no other material promises are included that would require combination. Contract consideration is fixed with no variable consideration or significant financing components. Management applies judgment to conclude that the service comprises a series of distinct services accounted for as a single performance obligation.

Revenue from AI industry application solutions

The Group provides customized AI industry application solutions, including AI requirement analysis, AI system design, coding, testing and deployment. The overall development arrangement is accounted for as a single performance obligation. The promised components are highly interdependent and interrelated, and the Group provides a significant integration service to deliver a combined output for which the customer has contracted. Therefore, the individual components are not separately identifiable within the context of the contract and are combined into a single performance obligation. The customized AI industry application solutions developed for specific customer requirements are highly tailored and have no alternative use to the Group due to customer-specific design, functional customization and contractual restrictions. The Group does not have an enforceable right to payment for performance completed to date during the development phase. Accordingly, revenue from AI industry application solutions is recognized at a point in time upon completion, delivery and final customer acceptance of the customized system, which is when control of the AI industry application solution transfers to the customer. The Group controls the development process and the resulting customized system before transfer to the customer, is primarily responsible for the functionality and performance of the system, bears development-related risks, and has discretion in pricing. Accordingly, the Group acts as a principal and recognizes related revenue on a gross basis.

Revenue from sales of AI compute servers

The Group engages in the sale of AI compute servers to customers. Sales arrangements represent a single performance obligation for the delivery of specified goods. The server is capable of being distinct as the customer can benefit from the server on its own and is distinct within the context of the contract as no other promises are included that would require combination. Revenue is recognized at a point in time when the control of goods is transferred to the customer, which generally occurs at delivery. The Group is primarily responsible for product quality and delivery performance, bears inventory risk and customer credit risk, and has discretion in pricing and supplier selection. Accordingly, the Group acts as a principal and recognizes revenue on a gross basis. No significant returns, refunds and other similar obligations incurred for the year ended June 30, 2026.

Revenue from sale of mobile charging robots and charging piles

Sales of charging equipment include mobile charging robots and charging piles. Equipment delivery and professional installation and commissioning services are highly integrated and accounted for as a single performance obligation, as the equipment cannot achieve intended functionality without professional installation. Control transfers and revenue is recognized when the following criteria are fully satisfied: (i) products are delivered to designated customer locations; (ii) installation and commissioning are completed per customer specifications; and (iii) formal customer acceptance is obtained.

The Group provides standard assurance-type product warranties covering material and workmanship defects, generally with a one-year warranty term. These standard warranties are statutory assurance-type warranties rather than service-type warranties. They are provided to assure that the delivered equipment complies with agreed-upon contractual specifications and functions as intended, are not sold separately to customers, and do not provide any incremental service beyond product quality guarantee. As such, standard assurance warranties are not separate performance obligations under ASC 606 and are accounted for in accordance with ASC 460. The Group accrues estimated warranty reserves at the time of revenue recognition based on historical claim experience, product failure frequency and estimated repair and replacement costs. Warranty accruals are reviewed and adjusted regularly; warranty expenses are classified as cost of revenue. Short-term warranty obligations are recorded in accrued liabilities, and long-term warranty obligations are recorded in other long-term liabilities in the consolidated balance sheets.

Revenue from sale of health and wellness products

The Group sells health and wellness products, which primarily include bird’s nest peptide raw materials and compound products, functional food raw materials, tea and ginseng products, mainly through offline channels. Revenue is recognized at a point in time when control of the products transfers to the customer, upon delivery to and acceptance by the customer. The Group is primarily responsible for fulfilling its promises to customers, bears inventory risk, and has discretion in establishing selling prices. Based on these factors and its assessment of control over the products before transfer to customers, the Group acts as a principal and recognizes revenue on a gross basis. The Group did not experience significant product returns or refunds during the year ended June 30, 2026.

Revenue from Commercial Planning and Consulting Services

The Group provides commercial planning and consulting services to corporate clients. Each service arrangement constitutes a single distinct performance obligation. Revenue is recognized over time for arrangements where the customer simultaneously receives and consumes the benefits as the Group performs the services, or where the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. Revenue is recognized at a point in time upon full completion and customer confirmation of the delivered consulting results, as customer is able to obtain the benefits only upon the delivery of final consulting results. The Group evaluates principal versus agent considerations based on control of service deliverables prior to customer transfer and recognizes gross or net revenue accordingly.

Revenue from sales of other electronic products

The Group generates revenue from sales of other electronic products, primarily consisting of mobile phones and integrated circuits. These sales arrangements represent a single performance obligation upon delivery of goods. Each product is capable of being distinct as the customer can benefit from the product on its own, and is distinct within the context of the contract as no other promises are included that would require combination. Revenue is recognized at a point in time when customers obtain control of and accept the delivered products.

For mobile phone sales, the Group acts as a principal in certain transactions where it controls the inventory, assumes primary responsibility for product quality, has pricing discretion and bears customer credit risk, and accordingly recognizes revenue on a gross basis. Certain mobile phone sales are offered to customers with installment payment terms. The Group has assessed these installment arrangements and concluded that no significant financing component exists within the scope of ASC 606, as the installment terms are short-term in nature and the timing difference between the transfer of goods and customer payment does not provide the customer or the Group with a material financing benefit. For other mobile phone transactions and all sales of integrated circuits, the Group acts solely as a procurement agent, does not control the underlying goods before transfer, has no pricing discretion and does not bear substantive inventory or quality risk. Accordingly, the Group recognizes revenue on a net basis representing the commission earned for arranging the sale.

Revenue from other services and other products

The Group provides onsite charging services via self-operated mobile charging robots and stationary charging piles. Each individual charging order is a distinct performance obligation.

Revenue from convenient Charging Services

Charging piles

The Group provides charging pile charging services to end customers, whereby the Group arranges for third-party power and charging resource providers to supply electricity and complete on-site charging services. The Group does not obtain control of the underlying electricity power before it is provided to customers and does not resell electricity to customers. Each customer charging request is distinct and separately identifiable from other customer requests and is considered as a single performance obligation to provide charging services at the designated charging pile. As each charging service contract includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. In these charging service arrangements, the Group acts as an agent of the underlying charging and power resources. The Group does not have discretion in setting the underlying electricity pricing, does not own or control the related power supply and charging infrastructure, and does not bear inventory risk or service delivery risk related to the underlying electricity resources. Accordingly, the Group recognizes revenue on a net basis, with revenue representing only the commission fees earned from facilitating customer charging transactions. Revenue is recognized at the point in time when the customer’s charging service is completed.

Charging robots

Each customer charging request is distinct and separately identifiable from other customer requests and is considered as a single performance obligation to provide mobile charging robot services at the location designated by the customer. As each charging service contract includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue from mobile charging robot services is recognized at the point in time when the charging service is completed, and control is transferred to the customer. When the Group provides charging services through mobile charging robots (under arrangements in which the Group acts as a principal and obtains control of the charging services before they are transferred to customers), the related revenue is recognized on a gross basis.

Other services and other products

The Group generates revenue from other products and services, which mainly include other technical services, international study trip services, and sales of film and television copyrights.

Other technical services and international study trip services contain highly interdependent bundled components that collectively form a single integrated performance obligation. The components are not separately identifiable within the context of the contract, as the Group provides a significant integration service to deliver a combined output for which the customer has contracted. Accordingly, all components are combined into a single performance obligation. Revenue from these services is recognized on a straight-line basis over the service period, as customers receive and consume the benefits evenly throughout the contract term. The Group controls the service delivery process, is primarily responsible for fulfilling the service obligations, bears performance-related risks, and has discretion in pricing. Accordingly, the Group acts as a principal for these two service lines and recognizes related revenue on a gross basis.

For sales of film and television copyright, this sale represents a single distinct performance obligation to deliver the specified copyright. The copyright is capable of being distinct as the customer can benefit from it on its own, and is distinct within the context of the contract as no other promises are included that would require combination. Revenue is recognized at a point in time when control of the copyright transfers to the customer, which generally occurs upon execution of a legally binding transfer agreement and delivery of the underlying rights, subject to customer acceptance as stipulated in the contract. The Group controls the copyright before transfer to the customer, is primarily responsible for the title, validity and marketability of the copyright, has discretion in determining pricing, bears the risk of changes in the value of the copyright (including inventory obsolescence risk), and has the ability to direct the use of and obtain substantially all remaining benefits from it. Accordingly, the Group acts as a principal in this transaction and recognizes revenue on a gross basis. The related cost of copyright sold is recognized as cost of revenue upon the transfer of control, consistent with the Group’s inventory accounting policy for other goods sold in the ordinary course of business.

Value-added tax and surcharges

The Group is subject to value-added-tax (“VAT”) on the revenues earned for product sales in the PRC. In the accompanying consolidated statements of comprehensive loss, such VAT is excluded from net revenues. The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to nil and RMB73 for the fiscal years ended June 30, 2025 and 2026, respectively.

Contract liabilities

Contract liabilities arise when consideration is received from a customer before the Group satisfies the related performance obligation. The Group’s contract liabilities mainly consist of prepayments from customers. The table below presents the activity of contract liabilities during the fiscal years ended June 30, 2025 and 2026, respectively. Contract liabilities of RMB27,410 as of June 30, 2026 are expected to be realized in the following year.

	Year ended June 30,
	2025	2026
	RMB	RMB
Balance at beginning of year	-	-
Business combinations	-	27,021
Deposits received	-	36,894
Revenue recognized	-	(32,879)
Output Value-Added Tax	-	(2,831)
Balance at end of year	-	28,205

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling expenses in the consolidated statements of operations and comprehensive loss, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606. The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Contract costs

Contract costs include contract acquisition costs and contract fulfillment costs which are all recorded within prepayments, deposits, and inventory in the consolidated balance sheets. Contract acquisition costs represent incremental costs incurred to obtain a contract with a customer, such as sales commissions that are not eligible for the practical expedient described above (i.e., with an amortization period exceeding one year). Such costs are capitalized when expected to be recovered and are amortized on a basis consistent with the transfer of goods or services to which the costs relate, generally over the contract term. All other costs incurred regardless of obtaining a contract are expensed as incurred. Contract fulfillments costs consist of costs incurred by the Group to fulfill a contract with a customer and are capitalized when the costs generate or enhance resources that will be used in satisfying future performance obligations of the contract and the costs are expected to be recovered. Capitalized contract fulfillment costs generally include contracted services, direct labor, materials, and other costs directly related to resources required to fulfill the contract. Contract fulfillment costs are recognized in cost of revenue during the period that the related costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs are related. The contract fulfillment cost amounted to nil and RMB4,048 as of June 30, 2025 and 2026, respectively. There were no contract acquisition costs as of June 30, 2025 and 2026.

Disaggregation of revenue

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2026:

	Year ended June 30, 2026
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Product revenues
Sale of AI compute servers	69,220	—	69,220
Sale of mobile charging robots and charging piles	11,275	—	11,275
Sale of health and wellness products	14,798	—	14,798
Sale of other electronic products and others	12,075	—	12,075
Services
AI computing power service	—	26,800	26,800
AI industry application solutions	44,128	—	44,128
Commercial Planning and Consulting Services	1,677	1,066	2,743
Other services	723	1,599	2,322
Total revenues	153,896	29,465	183,361

Revenue from contracts with customers for the fiscal year ended June 30, 2024 and 2025 was nil.

Fair Value of Financial Instruments
(t)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market. For short-term loan and long-term loan, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the fiscal years ended June 30, 2025 and 2026, there were no transfers between different levels of inputs used to measure fair value.

Measured at fair value on a recurring basis

As of June 30, 2025 and 2026, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investment	4,255	4,255	-	-

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investments	36,872	25,294	11,578	-

The Group measures its equity investments with readily determinable fair value at its quoted price in active markets. There were no transfers into or out of Level 1 and Level 2 for the fiscal years ended June 30, 2025 and 2026, respectively.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity method investments and intangible assets, at fair value on a non-recurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and for equity method investments, this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 11) is measured at fair value on a non-recurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates are measured at fair value on a non-recurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(u)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). The functional currency of all the other significant subsidiaries and the former consolidated VIEs is Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of operations and comprehensive loss. The Group has chosen the RMB as its reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations and comprehensive loss.

Foreign Currency Risk
(v)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB243 and RMB43,594 of cash and cash equivalents denominated in RMB as of June 30, 2025 and 2026, respectively.

Translation into USD
(w)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB 6.7851, representing the noon buying rate in the City of New York for cable transfers of RMB on June 30, 2026, the last business day in the fiscal year 2026, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Segment Reporting
(x)	Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Chief Executive Officer serves as the CODM. As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. Subsequent to the acquisition of the AIFU Group on December 31, 2023, the Group expanded its operating structure and identified two additional operating segments: insurance agency services and claims adjusting services. In January 2025, the Group completed the divestment of its entire equity interest in Meidiya and its subsidiaries, which constituted the Group’s claims adjusting segment. Following this disposal, the Group discontinued all claims adjusting service operations. In September 2025, the Group disposed of the Disposed Puyi Group and exited its wealth management business. In December 2025, the Group deconsolidated the Deconsolidated AIFU Group and ceased its insurance agency business. During the fiscal year 2026 ended June 30, 2026, the Group completed a series of strategic acquisitions, resulting in the identification of new operating segments aligned with its transformed core businesses:

i.	On August 31, 2025, the Group acquired Carve Group, establishing the health and wellness products and services operating segment.

ii.	On October 31, 2025, the Group acquired Real Prospect, establishing the smart technology and new energy solutions operating segment.

iii.	On March 31, 2026, the Group acquired Times Good, establishing the computing power and algorithm solutions operating segment, which represents the Group’s core operating business.

As of the reporting date, the Group’s operating segments consist of (1) computing power and algorithm solutions; (2) smart technology and new energy solutions; and (3) health and wellness products and services, consistent with how the CODM reviews operations, allocates resources, and assesses segment performance on a regular basis.

Earnings per Share (“EPS”)
(y)	Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Related parties
(z)	Related parties

The Group adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Leases
(aa)	Leases

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 10 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 10 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.

In addition, the Group lease manufacturing plants from a related-party, Qingdao Jiutian Lanyue New Energy Technology Co.,Ltd. the Group does not have any related-party sublease transactions.

Failed Sale and leaseback transactions
(ab)	Failed Sale and leaseback transactions

When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing transaction by the seller-lessee. To account for a failed sale and leaseback transaction as a financing arrangement, the seller-lessee does not derecognize the underlying asset; the seller-lessee continues depreciating the asset as if it was the legal owner. The sales proceeds received from the buyer-lessor are recognized as a financial liability. A seller-lessee will make rental payments under the leaseback. These payments are allocated between interest expense and principal repayment of the financial liability. The amount allocated to interest expense is determined by the incremental borrowing rate or imputed interest rate.

Accounting for Warrants
(ac)	Accounting for Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for its outstanding warrants as equity-classified instruments. Management has concluded that The Private Placement Warrants (as defined in Note 21) are classified as equity in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”).

As of June 30, 2025 and 2026, there were nil and 20,000,000 Private Placement Warrants outstanding, respectively. There were no Private Placement Warrants exercised or expired as of June 30, 2026.

Accumulated Other Comprehensive Loss or Income
(ad)	Accumulated Other Comprehensive Loss or Income

The Group presents comprehensive loss in the consolidated statements of operations and comprehensive loss with net loss in a continuous statement. Accumulated other comprehensive loss mainly represents foreign currency translation adjustments and changes in fair value of available-for-sale debt securities for the period.

Government grants
(ae)	Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized nil and RMB7 for the fiscal years ended June 30, 2025 and 2026.

Recently accounting pronouncements
(af)	Recently accounting pronouncements

Recently adopted accounting pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update requires that public entities on an annual basis, (1) in the rate reconciliation, disclose specific categories and provide additional information for reconciling items that meet a quantitative threshold; (2) about income taxes paid, disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and by individual jurisdiction in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received); and (3) disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) disaggregated by federal, state, and foreign. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company has adopted ASU 2023-09 in 2026 retrospectively and updated the income tax disclosure in Note 18.

Recently Accounting Pronouncements issued not yet adopted

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (ASU 2025-10), which establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. Under ASU 2025-10, government grants are recognized when it is probable that the entity will both comply with the conditions of the grant and the grant will be received. The ASU provides specific accounting models for grants related to assets and grants related to income, including options to recognize government grants as deferred income or as a reduction of the asset’s cost basis. The ASU also requires enhanced disclosures regarding the nature of government grants, significant terms and conditions, accounting policies applied, and amounts recognized in the financial statements. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-10 on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.